Financing Receivables	6 Months Ended
Sep. 30, 2011
Financing Receivables (Abstract)
Financing Receivables

7. Financing receivables:

In the normal course of business, Nomura extends financing to clients primarily in the form of collateralized agreements such as reverse repurchase agreements and securities borrowing transactions and loans. These financing receivables are recognized as assets on Nomura's consolidated balance sheets and provide a contractual right to receive money either on demand or on future fixed or determinable dates.

Collateralized agreements

Collateralized agreements consist of reverse repurchase agreements disclosed as Securities purchased under agreements to resell and securities borrowing transactions disclosed as Securities borrowed in the consolidated balance sheets, including those executed under Gensaki Repo agreements. Reverse repurchase agreements and securities borrowing transactions principally involve the buying of government and government agency securities from customers under agreements that also require Nomura to resell these securities to those customers. Nomura monitors the value of the underlying securities on a daily basis to the related receivables, including accrued interest, and requests or returns additional collateral when appropriate. Reverse repurchase agreements and securities borrowing transactions are generally recorded on the consolidated balance sheets at the amount at which the securities are purchased with applicable accrued interest. No allowance for credit losses is generally recorded on these transactions due to the strict collateralization requirements.

Loans receivable

The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.

Loans at banks are secured and unsecured loans extended by licensed banks within Nomura. For those loans secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. For unsecured loans provided to investment banking clients, Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.

Short-term secured margin loans are loans provided to clients in connection with stock brokerage activities. These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable collateral securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional margin calls in order to maintain a specified ratio of loan-to-value ("LTV") ratio. For these reasons, the risk to Nomura of providing these loans is limited.

Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day financings are traded through money market dealers. The risk to Nomura of making these loans is not significant as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature.

Corporate loans are primarily loans provided to corporate clients. Corporate loans include loans secured by real estate or securities, as well as unsecured loans which Nomura provides to investment banking clients. The risk to Nomura of making these loans is similar to those risks arising from loans at banks.

In addition to the loans above, Nomura has advances to affiliated companies which are loans provided to related parties of Nomura. As these loans are generally not secured, Nomura is exposed to the risk of default of the counterparty.

The following table presents a summary of the loans receivable reported within Loans receivable or Investments in and advances to affiliated companies in the consolidated balance sheets by portfolio segment.

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Loans
Loans at banks	¥320,296	¥291,667	$3,786
Short-term secured margin loans	206,910	212,487	2,758
Inter-bank money market loans	8,281	59,508	772
Corporate loans	735,797	463,443	6,016

Loans receivable total	¥1,271,284	¥1,027,105	$13,332

of which:
Loans receivable carried at fair value(1)	¥554,180	¥289,073	$3,752
Loans receivable carried at amortized cost	717,104	738,032	9,580
Advances to affiliated companies	12,766	11,634	151

(1)	Accounted for at fair value through election of the fair value option

There were no significant purchases or sales of Loans receivable and no reclassification of Loans receivable to Trading assets during the six months ended September 30, 2011.

Allowance for loan losses

Management establishes an allowance for loan losses for loans carried at amortized cost which reflects management's best estimate of probable losses incurred. The allowance for loan losses which is reported in the consolidated balance sheets within Allowance for doubtful accounts comprises two components:

•	A specific component for loans which have been individually evaluated for impairment; and

•	A general component for loans which, while not individually evaluated for impairment, have been collectively evaluated for impairment based on historical loss experience

The specific component of the allowance for loan losses reflects probable losses incurred within loans which have been individually evaluated for impairment. A loan is defined as being impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Factors considered by management in determining impairment include an assessment of the ability of borrowers to pay by considering various factors such as the nature of the loan, prior loan loss experience, current economic conditions, the current financial situation of the borrower, and the fair value of any underlying collateral. Loans that experience insignificant payment delays or insignificant payment shortfalls are not classified as impaired. The impairment is measured on a loan by loan basis by adjusting the carrying value of the loan to either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component of the allowance for loan losses is for loans not individually evaluated for impairment and includes judgment about collectability based on available information at the balance sheet date and the uncertainties inherent in those underlying assumptions. The allowance is based on historical loss experience adjusted for qualitative factors such as current economic conditions.

While management has based its estimate of the allowance for loan losses on the best information available, future adjustments to the allowance for loan losses may be necessary as a result of changes in the economic environment or variances between actual results and original assumptions.

Loans are charged-off when Nomura determines that the loans are uncollectible. This determination is based on factors such as the occurrence of significant changes in the borrower's financial position such that the borrower can no longer pay the obligation or that the proceeds from collateral will not be sufficient to pay the loans.

The following tables present changes in the allowance for losses for the six months ended September 30, 2011 and three months ended September 30, 2011, respectively.

	Millions of yen
	Six months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	49	(4)	—	71	(11)	105	(179)	(74)
Charge-offs	—	—	—	—	—	—	(1)	(1)
Other(1)	—	(1)	—	(326)	—	(327)	370	43

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Translation into millions of U.S. dollars
	Six months ended September 30, 2011
	Allowance for loan losses							Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans		Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	$4		$1	$—	$44	$0	$49	$14	$63
Provision for losses	1		(0)	—	1	(0)	2	(2)	(0)
Charge-offs	—	=	—	—	—	—	—	(0)	(0)
Other(1)	—		(0)	—	(4)	—	(4)	4	0

Ending balance	$5		$1	$—	$41	$—	$47	$16	$63

	Millions of yen
	Three months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥339	¥57	¥—	¥3,086	¥11	¥3,493	¥1,460	¥4,953
Provision for losses	49	(24)	—	316	(11)	330	(196)	134
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(1)	—	(235)	—	(236)	(23)	(259)

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Translation into millions of U.S. dollars
	Three months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	$4	$1	$—	$40	$0	$45	$19	$64
Provision for losses	1	(0)	—	4	(0)	5	(3)	2
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(0)	—	(3)	—	(3)	(0)	(3)

Ending balance	$5	$1	$—	$41	$—	$47	$16	$63

(1)	Includes the effect of foreign exchange movements.

The following tables present the allowance for loan losses and loans by impairment methodology and type of loans as of March 31, 2011 and September 30, 2011, respectively.

	Millions of yen
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥7	¥—	¥—	¥3,272	¥—	¥3,279
Evaluated collectively	332	37	—	150	11	530

Total allowance for loan losses	¥339	¥37	¥—	¥3,422	¥11	¥3,809

Loans by impairment methodology
Evaluated individually	¥7	¥—	¥8,281	¥228,776	¥483	¥237,547
Evaluated collectively	257,270	206,910	—	15,860	12,283	492,323

Total loans	¥257,277	¥206,910	¥8,281	¥244,636	¥12,766	¥729,870

	Millions of yen
	September 30, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥6	¥10	¥—	¥3,070	¥—	¥3,086
Evaluated collectively	382	22	—	97	—	501

Total allowance for loan losses	¥388	¥32	¥—	¥3,167	¥—	¥3,587

Loans by impairment methodology
Evaluated individually	¥6	¥66,632	¥59,508	¥216,173	¥368	¥342,687
Evaluated collectively	239,246	145,855	—	10,612	11,266	406,979

Total loans	¥239,252	¥212,487	¥59,508	¥226,785	¥11,634	¥749,666

	Translation into millions of U.S. dollars
	September 30, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	$0	$0	$—	$40	$—	$40
Evaluated collectively	5	1	—	1	—	7

Total allowance for loan losses	$5	$1	$—	$41	$—	$47

Loans by impairment methodology
Evaluated individually	$0	$865	$772	$2,806	$5	$4,448
Evaluated collectively	3,106	1,893	—	138	146	5,283

Total loans	$3,106	$2,758	$772	$2,944	$151	$9,731

Nonaccrual and past due loans

Loans which are individually evaluated as impaired are assessed for a nonaccrual status in accordance with Nomura's policy. When it is determined to suspend interest accrual as a result of an assessment, any accrued but unpaid interest is reversed. Loans are generally only returned to an accrual status if the loan is brought contractually current, i.e. all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.

As of March 31, 2011, there were no significant loans which were on a nonaccrual status or 90 days past due and still accruing. As of September 30, 2011, there were ¥37,883 million ($492 million) of loans which were on a nonaccrual status, mainly for the unsecured corporate loans. There were no significant loans which were 90 days past due and still accruing. In addition, there was no significant debt restructuring that constitutes a troubled debt restructuring.

Credit quality indicators

Nomura is exposed to credit risks deriving from a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the borrower. Nomura's risk management framework for such credit risks is based on a risk assessment through an internal credit rating process, in depth pre-financing credit analysis of each individual loan and continuous post-financing monitoring of borrower's creditworthiness. Loans considered as collateralized transactions are not subject to an internal credit rating process as Nomura monitors the value of posted collateral closely and understands means to prevent potential losses.

The following tables present an analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2011 and September 30, 2011.

	Millions of yen
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥111,841	¥17,449	¥—	¥25,344	¥154,634
Unsecured loans at banks	102,636	—	7	—	102,643
Short-term secured margin loans	—	—	—	206,910	206,910
Secured inter-bank money market loans	8,281	—	—	—	8,281
Secured corporate loans	30,567	5,170	2,000	122,750	160,487
Unsecured corporate loans	30,309	52,445	1,395	—	84,149
Advances to affiliated companies	12,283	—	—	483	12,766

Total	¥295,917	¥75,064	¥3,402	¥355,487	¥729,870

	Millions of yen
	September 30, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥97,323	¥24,872	¥6	¥33,548	¥155,749
Unsecured loans at banks	83,503	—	—	—	83,503
Short-term secured margin loans	—	—	—	212,487	212,487
Secured inter-bank money market loans	9,508	—	—	—	9,508
Unsecured inter-bank money market loans	50,000	—	—	—	50,000
Secured corporate loans	33,145	72,651	4,368	50,832	160,996
Unsecured corporate loans	28,004	36,856	929	—	65,789
Advances to affiliated companies	11,266	—	—	368	11,634

Total	¥312,749	¥134,379	¥5,303	¥297,235	¥749,666

	Translation into millions of U.S. dollars
	September 30, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	$1,264	$323	$0	$435	$2,022
Unsecured loans at banks	1,084	—	—	—	1,084
Short-term secured margin loans	—	—	—	2,758	2,758
Secured inter-bank money market loans	123	—	—	—	123
Unsecured inter-bank money market loans	649	—	—	—	649
Secured corporate loans	430	943	57	660	2,090
Unsecured corporate loans	364	478	12	—	854
Advances to affiliated companies	146	—	—	5	151

Total	$4,060	$1,744	$69	$3,858	$9,731

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.

Nomura reviews internal counterparty credit ratings at least once a year by using available borrower's credit information including financial statements and other information. Internal counterparty credit ratings are also reviewed more frequently for high-risk borrowers or problematic exposures and any significant credit event of a counterparty will trigger on immediate credit review process.